Income Taxes - Reconciliation of the Federa Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State tax, net of federal benefit	(1.50%)	(3.70%)
Tax-exempt interest income	(0.90%)	(4.30%)
Increase in value of bank owned life insurance less premiums paid	(1.70%)	(1.90%)
Change in valuation allowance	2.50%	0.00%
Other	1.90%	0.90%
Effective income tax rate	21.40%	11.90%
Minority interest	0.10%	(0.10%)
Pathfinder Bank [Member]
Reconciliation of the Federal Statutory Income Tax Rate to the Effective Income Tax Rate [Abstract]
Effective income tax rate	21.30%	12.00%